DUE FROM RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
DUE FROM RELATED PARTIES
Schedule Of Due From Related Parties
	December 31,	December 31,
Borrower	2024	2023
Lifschultz Enterprise Company LLC (an entity controlled by David Lifschultz, Genoil chief executive officer, and Bruce Abbott, Genoil chief operating officer)	$37,181	$102,330
Current portion	-	-
Non-current portion	37,181	102,330
Total	$37,181	$102,330